Intangible Assets, Net and Goodwill - Summary of Analysis of Intangible Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Licenses and rights of use [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	$ 111,432,979	$ 103,298,395	$ 113,304,386
Acquisitions	15,079,714	13,206,877	4,227,244
Acquisitions in business combinations	4,436,313	7,844,339
Disposals and other	1,608,873	4,894,490	502,397
Amortization of the year	(14,274,497)	(11,577,160)	(11,347,089)
Effect of translation of foreign subsidiaries	197,715	(6,233,962)	(3,388,543)
Balance at end of year	118,481,097	111,432,979	103,298,395
Licenses and rights of use [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	246,100,862	233,478,974	247,413,824
Acquisitions	15,079,714	13,206,877	4,227,244
Acquisitions in business combinations	4,436,313	7,844,339
Disposals and other	1,502,981	7,286,114	1,508,274
Effect of translation of foreign subsidiaries	(14,029,709)	(15,715,442)	(19,670,368)
Balance at end of year	253,090,161	246,100,862	233,478,974
Licenses and rights of use [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(134,667,883)	(130,180,579)	(134,109,438)
Disposals and other	105,892	(2,391,624)	(1,005,877)
Amortization of the year	(14,274,497)	(11,577,160)	(11,347,089)
Effect of translation of foreign subsidiaries	14,227,424	9,481,480	16,281,825
Balance at end of year	(134,609,064)	(134,667,883)	(130,180,579)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	3,488,709	4,667,205	9,937,807
Acquisitions	162,309	53,467	159,958
Acquisitions in business combinations	12,110		6,631
Disposals and other	(276)	(6,012)
Amortization of the year	(300,727)	(1,008,483)	(4,973,602)
Effect of translation of foreign subsidiaries	415,293	(217,468)	(463,589)
Balance at end of year	3,777,418	3,488,709	4,667,205
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	27,419,008	28,207,166	28,779,212
Acquisitions	162,309	53,467	159,958
Acquisitions in business combinations	12,110		6,631
Disposals and other	4,000	(6,012)
Effect of translation of foreign subsidiaries	1,534,938	(835,613)	(738,635)
Balance at end of year	29,132,365	27,419,008	28,207,166
Trademarks [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(23,930,299)	(23,539,961)	(18,841,405)
Acquisitions		0
Disposals and other	(4,276)	0
Amortization of the year	(300,727)	(1,008,483)	(4,973,602)
Effect of translation of foreign subsidiaries	(1,119,645)	618,145	275,046
Balance at end of year	(25,354,947)	(23,930,299)	(23,539,961)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	3,099,381	6,781,531	10,856,219
Acquisitions	1,935	20,248	74,637
Acquisitions in business combinations	2,689,718		15,556
Disposals and other	(4,908)	5,507
Amortization of the year	(1,654,237)	(3,371,924)	(3,754,312)
Effect of translation of foreign subsidiaries	21,772	(335,981)	(410,569)
Balance at end of year	4,153,661	3,099,381	6,781,531
Customer relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	22,875,011	25,543,068	26,985,714
Acquisitions	1,935	20,248	74,637
Acquisitions in business combinations	2,689,718		15,556
Disposals and other	(5,763)	5,507
Effect of translation of foreign subsidiaries	4,018,365	(2,693,812)	(1,532,839)
Balance at end of year	29,579,266	22,875,011	25,543,068
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(19,775,630)	(18,761,537)	(16,129,495)
Acquisitions		0
Disposals and other	855	0
Amortization of the year	(1,654,237)	(3,371,924)	(3,754,312)
Effect of translation of foreign subsidiaries	(3,996,593)	2,357,831	1,122,270
Balance at end of year	(25,425,605)	(19,775,630)	(18,761,537)
Software licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	5,103,367	6,604,455	7,240,437
Acquisitions	2,445,784	2,729,480	2,004,550
Acquisitions in business combinations	36		3,006
Disposals and other	(471,812)	(949,859)	1,772,238
Amortization of the year	(2,667,870)	(2,479,088)	(3,491,629)
Effect of translation of foreign subsidiaries	658,193	(801,621)	(924,147)
Balance at end of year	5,067,698	5,103,367	6,604,455
Software licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	13,104,110	14,309,258	15,055,598
Acquisitions	2,445,784	2,729,480	2,004,550
Acquisitions in business combinations	36		3,006
Disposals and other	(2,485,429)	(949,858)	(905,610)
Amortization of the year		0
Effect of translation of foreign subsidiaries	4,236,645	(2,984,770)	(1,848,286)
Balance at end of year	17,301,146	13,104,110	14,309,258
Software licenses [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(8,000,743)	(7,704,803)	(7,815,161)
Acquisitions		0
Disposals and other	2,013,617	(1)	2,677,848
Amortization of the year	(2,667,870)	(2,479,088)	(3,491,629)
Effect of translation of foreign subsidiaries	(3,578,452)	2,183,149	924,139
Balance at end of year	(12,233,448)	(8,000,743)	(7,704,803)
Content rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	2,044,953	786,117	2,200,777
Acquisitions	1,570,415	1,427,694	850,779
Disposals and other	(313,942)	1,629,287
Amortization of the year	(1,440,749)	(1,772,779)	(2,231,978)
Effect of translation of foreign subsidiaries	116,416	(25,366)	(33,461)
Balance at end of year	1,977,093	2,044,953	786,117
Content rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	10,160,182	7,549,709	6,717,442
Acquisitions	1,570,415	1,427,694	850,779
Disposals and other	(313,942)	1,638,007
Effect of translation of foreign subsidiaries	619,657	(455,228)	(18,512)
Balance at end of year	12,036,312	10,160,182	7,549,709
Content rights [member] | Accumulated depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(8,115,229)	(6,763,592)	(4,516,665)
Disposals and other		(8,720)
Amortization of the year	(1,440,749)	(1,772,779)	(2,231,978)
Effect of translation of foreign subsidiaries	(503,241)	429,862	(14,949)
Balance at end of year	(10,059,219)	(8,115,229)	(6,763,592)
Intangibles, net [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	125,169,389	122,137,703	143,539,626
Acquisitions	19,260,157	17,437,766	7,317,168
Acquisitions in business combinations	7,138,177	7,844,339	25,193
Disposals and other	817,935	5,573,413	2,274,635
Amortization of the year	(20,338,080)	(20,209,434)	(25,798,610)
Effect of translation of foreign subsidiaries	1,409,389	(7,614,398)	(5,220,309)
Balance at end of year	133,456,967	125,169,389	122,137,703
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	152,899,801	145,566,497	151,463,232
Acquisitions in business combinations	(7,014,120)	10,869,571	334,739
Disposals and other	(537,343)	(843,005)	(1,094,861)
Effect of translation of foreign subsidiaries	(2,295,479)	(2,693,262)	(5,136,613)
Balance at end of year	$ 143,052,859	$ 152,899,801	$ 145,566,497